RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Due to Affiliates (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to affiliates	$ 15,957	$ 14,723	$ 14,458
Affiliated entity
Related Party Transaction [Line Items]
Due to affiliates		14,700	$ 14,500
Advisors
Related Party Transaction [Line Items]
Due to affiliates	$ 16,000	$ 14,700